SLM Student Loan Trust 2008-3
Quarterly Servicing Report

Distribution Date	10/27/2008
Collection Period	07/01/2008 - 9/30/2008

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2008-3 Deal Parameters

	Student Loan Portfolio Characteristics			6/30/2008	Activity	9/30/2008
A	i	Portfolio Balance		$963,963,287.62	($11,912,262.65)	$952,051,024.97
	ii	Interest to be Capitalized		29,626,063.95		30,975,129.77

	iii	Total Pool		$993,589,351.57		$983,026,154.74
	iv	Capitalized Interest		18,000,000.00		18,000,000.00
	v	Specified Reserve Account Balance		2,483,973.38		2,457,565.39

	vi	Total Adjusted Pool		$1,014,073,324.95		$1,003,483,720.13

B	i	Weighted Average Coupon (WAC)		7.025%		5.964%
	ii	Weighted Average Remaining Term		125.96		125.70
	iii	Number of Loans		263,291		259,580
	iv	Number of Borrowers		120,765		118,992
	v	Aggregate Outstanding Principal Balance - T-Bill Other		$-		$-
	vi	Aggregate Outstanding Principal Balance - T-Bill		$41,645,997		$39,918,718
	vii	Aggregate Outstanding Principal Balance - Commercial Paper		$951,943,354		$943,107,437
	viii	Pool Factor		0.993569592		0.983006605

					% of O/S		% of O/S
	Notes		Spread	Balance 07/25/2008	Securities	Balance 10/27/2008	Securities

C	i	A-1 Notes 78444GAA2	0.50%	$328,596,335.64	32.563%	$317,143,624.20	31.789%
	ii	A-2 Notes 78444GAB0	0.80%	225,125,000.00	22.310%	225,125,000.00	22.566%
	iii	A-3 Notes 78444GAC8	1.00%	425,000,000.00	42.117%	425,000,000.00	42.600%
	iv	B Notes 78444GAD6	1.20%	30,374,000.00	3.010%	30,374,000.00	3.045%

		Total Notes		$1,009,095,335.64	100.000%	$997,642,624.20	100.000%

	Reserve Account			7/25/2008		10/27/2008
D	i	Required Reserve Acct Deposit (%)		0.25%		0.25%

	ii	Reserve Acct Initial Deposit ($)		$-		$0.00
	iii	Specified Reserve Acct Balance ($)		$2,483,973.38		$2,457,565.39
	iv	Reserve Account Floor Balance ($)		$1,000,020.00		$1,000,020.00

	v	Current Reserve Acct Balance ($)		$2,483,973.38		$2,457,565.39

	Other Accounts			7/25/2008		10/27/2008
E	i	Supplemental Loan Purchase Account		$0.00		$0.00
	ii	Capitalized Interest Account		$18,000,000.00		$18,000,000.00
	iii	Floor Income Rebate Account		$3,809,939.29		$3,283,873.39

	Asset/Liability			7/25/2008		10/27/2008
F	i	Total Adjusted Pool + Supplemental Loan Purchase		$1,014,073,324.95		$1,003,483,720.13
	ii	Total Outstanding Balance Notes		$1,009,095,335.64		$997,642,624.20
	iii	Difference		$4,977,989.31		$5,841,095.93
	iv	Parity Ratio		1.00493		1.00585

II. 2008-3 Transactions from:	7/1/2008	through:	9/30/2008

A	Student Loan Principal Activity
	i	Regular Principal Collections	$14,314,634.33
	ii	Principal Collections from Guarantor	3,062,531.21
	iii	Principal Reimbursements	146,685.25
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$17,523,850.79

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$61,417.23
	ii	Capitalized Interest	(5,673,005.37)

	iii	Total Non-Cash Principal Activity	$(5,611,588.14)

C	Student Loan Principal Purchases		$0.00

D	Total Student Loan Principal Activity		$11,912,262.65

E	Student Loan Interest Activity
	i	Regular Interest Collections	$3,451,379.17
	ii	Interest Claims Received from Guarantors	177,045.15
	iii	Collection Fees/Returned Items	3,083.00
	iv	Late Fee Reimbursements	107,490.78
	v	Interest Reimbursements	3,946.91
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	(408.56)
	viii	Subsidy Payments	4,954,245.06

	ix	Total Interest Collections	$8,696,781.51

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$1,340.92
	ii	Capitalized Interest	5,673,005.37

	iii	Total Non-Cash Interest Adjustments	$5,674,346.29

G	Student Loan Interest Purchases		$0.00

H	Total Student Loan Interest Activity		$14,371,127.80

I	Non-Reimbursable Losses During Collection Period		$59,035.64

J	Cumulative Non-Reimbursable Losses to Date		$59,037.54

III. 2008-3 Collection Account Activity	7/1/2008	through	9/30/2008

A	Principal Collections
	i	Principal Payments Received	$12,132,790.44
	ii	Consolidation Principal Payments	5,244,375.10
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	25,715.99
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Principal	120,969.26

	vii	Total Principal Collections	$17,523,850.79

B	Interest Collections
	i	Interest Payments Received	$8,477,632.57
	ii	Consolidation Interest Payments	104,628.25
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	377.11
	vi	Re-purchased Interest	3,569.80
	vii	Collection Fees/Return Items	3,083.00
	viii	Late Fees	107,490.78

	ix	Total Interest Collections	$8,696,781.51

C	Other Reimbursements		$40,555.61

D	Reserves in Excess of the Requirement		$26,407.99

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$232,073.79

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$0.00

J	Funds Released from Capitalized Interest Account		$0.00

K	Intial Deposit to the Collection Account		$0.00

L	TOTAL AVAILABLE FUNDS		$26,519,669.69
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(633,750.75)
		Floor Income Rebate Fees to Dept. of Education	$(3,781,783.57)
		Funds Allocated to the Floor Income Rebate Account	$(3,283,873.39)
		Funds Released from the Floor Income Rebate Account	$3,809,939.29

M	NET AVAILABLE FUNDS		$22,630,201.27

N	Servicing Fees Due for Current Period		$317,942.50

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$20,000.00

Q	Total Fees Due for Period		$337,942.50

IV. 2008-3	Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008

INTERIM:
In School
Current	6.760%	6.076%	87,229	77,152	33.130%	29.722%	$327,700,772.68	$288,566,094.87	33.995%	30.310%

Grace
Current	6.753%	5.953%	33,287	32,429	12.643%	12.493%	129,891,271.67	$129,947,978.27	13.475%	13.649%

TOTAL INTERIM	6.758%	6.038%	120,516	109,581	45.773%	42.215%	$457,592,044.35	$418,514,073.14	47.470%	43.959%

REPAYMENT
Active
Current	7.351%	6.096%	74,777	70,507	28.401%	27.162%	$270,884,023.96	$253,777,623.96	28.101%	26.656%
31-60 Days Delinquent	7.269%	5.863%	8,048	10,568	3.057%	4.071%	26,482,264.57	36,619,229.94	2.747%	3.846%
61-90 Days Delinquent	7.227%	5.722%	4,765	4,383	1.810%	1.688%	14,344,936.58	13,916,686.02	1.488%	1.462%
91-120 Days Delinquent	7.202%	5.732%	2,914	3,346	1.10%	1.289%	8,410,468.08	10,588,021.07	0.872%	1.112%
> 120 Days Delinquent	7.176%	5.723%	12,867	13,667	4.887%	5.265%	36,082,770.30	38,754,464.91	3.743%	4.071%

Deferment
Current	7.094%	5.641%	21,333	26,421	8.102%	10.178%	82,167,483.40	101,278,929.92	8.524%	10.638%

Forbearance
Current	7.293%	5.827%	17,977	19,058	6.828%	7.342%	67,534,718.34	72,951,346.39	7.006%	7.663%

TOTAL REPAYMENT	7.278%	5.911%	142,681	147,950	54.191%	56.996%	$505,906,665.23	$527,886,302.21	52.482%	55.447%

Claims in Process (1)	7.339%	5.366%	94	2,049	0.036%	0.789%	$464,578.04	$5,650,649.62	0.048%	0.594%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	7.025%	5.964%	263,291	259,580	100.000%	100.000%	$963,963,287.62	$952,051,024.97	100.000%	100.000%

(1) Claims filed and unpaid; includes claims rejected aged less than 6 months.
(2) Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.
* Percentages may not total 100% due to rounding.

V. 2008-3	Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	% *

- GSL - Subsidized	5.745%	143,673	$435,907,453.75	45.786%
- GSL - Unsubsidized	5.799%	104,341	419,303,999.92	44.042%
- PLUS Loans	7.712%	11,303	95,896,318.44	10.073%
- SLS Loans	5.724%	263	943,252.86	0.099%

- Total	5.964%	259,580	$952,051,024.97	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	% *

-Four Year	5.963%	207,385	$814,298,508.31	85.531%
-Two Year	5.947%	38,991	102,014,366.60	10.715%
-Technical	6.043%	13,202	35,737,343.35	3.754%
-Other	5.010%	2	806.71	0.000%

- Total	5.964%	259,580	$952,051,024.97	100.000%

*Percentages may not total 100% due to rounding.

GSL - Guaranteed Stafford Loan
PLUS - Parent Loans for Undergraduate Students
SLS - Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

VI. 2008-3	Interest Accruals

A	Borrower Interest Accrued During Collection Period	$10,446,075.58

B	Interest Subsidy Payments Accrued During Collection Period	3,890,931.60

C	Special Allowance Payments Accrued During Collection Period	725,276.38

D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	232,073.79

E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$15,294,357.35

VII. 2008-3	Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index

A	Class A-1 Interest Rate	0.008616667	07/25/2008 - 10/27/2008	1 NY Business Day	3.30000%	LIBOR

B	Class A-2 Interest Rate	0.009400000	07/25/2008 - 10/27/2008	1 NY Business Day	3.60000%	LIBOR

C	Class A-3 Interest Rate	0.009922222	07/25/2008 - 10/27/2008	1 NY Business Day	3.80000%	LIBOR

D	Class B Interest Rate	0.010444444	07/25/2008 - 10/27/2008	1 NY Business Day	4.00000%	LIBOR

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

VIII. 2008-3	Inputs From Prior Period	6/30/2008

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$963,963,287.62
	ii	Interest To Be Capitalized	29,626,063.95

	iii	Total Pool	$993,589,351.57
	iv	Capitalized Interest	18,000,000.00
	vi	Specified Reserve Account Balance	2,483,973.38

	vii	Total Adjusted Pool	$1,014,073,324.95

B	Total Note Factor		0.996638353
C	Total Note Balance		$1,009,095,335.64

D	Note Balance 7/25/2008		Class A-1	Class A-2	Class A-3	Class B

	i	Current Factor	0.989747999	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$328,596,335.64	$225,125,000.00	$425,000,000.00	$30,374,000.00

	iii	Note Principal Shortfall	$863,106.62	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$2,483,973.38
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2008-3            Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$22,630,201.27	$22,630,201.27

B	Primary Servicing Fees - Current Month		$317,942.50	$22,312,258.77

C	Administration Fee		$20,000.00	$22,292,258.77

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$2,831,405.09	$19,460,853.68
	ii	Class A-2	$2,116,175.00	$17,344,678.68
	iii	Class A-3	$4,216,944.44	$13,127,734.24

	iv	Total Class A Interest Distribution	$9,164,524.53

E	Class B Noteholders’ Interest Distribution Amount		$317,239.56	$12,810,494.68

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$11,452,711.44	$1,357,783.24
	ii	Class A-2	$0.00	$1,357,783.24
	iii	Class A-3	$0.00	$1,357,783.24

	iv	Total Class A Principal Distribution	$11,452,711.44

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$1,357,783.24

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$1,357,783.24

I	Carryover Servicing Fees		$0.00	$1,357,783.24

J	Excess to Certificateholder		$1,357,783.24	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$952,051,024.97
	ii	Interest to be Capitalized	30,975,129.77
	iii	Reserve Account Balance (after any reinstatement)	2,457,565.39
	iv	Capitalized Interest Account Balance	18,000,000.00
	v	Less Specified Reserve Account Balance	(2,457,565.39)

	vi	Total	$1,001,026,154.74

	vii	Class A Notes Outstanding (after application of available funds)	$967,268,624.20

	viii	Insolvency Event or Event of Default Under Indenture	N

	ix	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (vii > vi or viii = Y)	N

X. 2008-3           Account Reconciliations

A	Reserve Account
	i	Beginning of Period Account Balance	$2,483,973.38
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$2,483,973.38
	iv	Required Reserve Account Balance	$2,457,565.39
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$26,407.99
	vii	Ending Reserve Account Balance	$2,457,565.39

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		3/13/2008
	i	Beginning of Period Account Balance	$—
	ii	Supplemental Loan Purchases	$0.00
	iii	Transfers to Collection Account	$0.00

	iv	Ending Balance	$0.00

C	Capitalized Interest Account
	Capitalized Interest Account Release Date		4/27/2009
	i	Beginning of Period Account Balance	$18,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$18,000,000.00

D	Floor Income Rebate Account
	i	Beginning of Period Account Balance	$3,809,939.29
	ii	Deposits for the Period	$3,283,873.39
	iii	Release to Collection Account	$(3,809,939.29)

	iv	Ending Balance	$3,283,873.39

XI. 2008-3            Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class B
	i	Quarterly Interest Due	$2,831,405.09	$2,116,175.00	$4,216,944.44	$317,239.56
	ii	Quarterly Interest Paid	2,831,405.09	2,116,175.00	4,216,944.44	317,239.56
	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$11,452,711.44	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	11,452,711.44	0.00	0.00	0.00
	ix	Quarterly Principal Shortfall	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$14,284,116.53	$2,116,175.00	$4,216,944.44	$317,239.56

B	Principal Distribution Reconciliation
	i	Pool Balance	6/30/08	$993,589,351.57
	ii	Capitalized Interest	6/30/08	18,000,000.00
	iii	Specified Reserve Account Balance	6/30/08	2,483,973.38

	iv	Total	6/30/08	$1,014,073,324.95

	v	Adjusted Pool Balance	9/30/08	$1,003,483,720.13

	vi	Current Principal Due (iv - v)		$10,589,604.82
	vii	Principal Shortfall from Prior		$863,106.62

	viii	Total		$11,452,711.44

	ix	Principal Distribution Amount Paid		$11,452,711.44

	x	Principal Shortfall (vi - vii)		$0.00

C		Total Principal Distribution		$11,452,711.44
D		Total Interest Distribution		9,481,764.09

E		Total Cash Distributions		$20,934,475.53

F					Paydown
	Note Balances			7/25/2008	Factor	10/27/2008
	i	A-1 Note Balance	78444GAA2	$328,596,335.64		$317,143,624.20
		A-1 Note Pool Factor		0.989747999	0.034496119	0.955251880

	ii	A-2 Note Balance	78444GAB0	$225,125,000.00		$225,125,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78444GAC8	$425,000,000.00		$425,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	B Note Balance	78444GAD6	$30,374,000.00		$30,374,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.0000000000

XII. 2008-3            Historical Pool Information

			7/1/08 - 9/30/08		4/1/08 - 6/30/08		2/28/08 - 3/31/08

Beginning Student Loan Portfolio Balance				$963,963,287.62		$969,023,126.69		$969,256,082.01

	Student Loan Principal Activity
	i	Regular Principal Collections		$14,314,634.33		$11,175,235.54		$4,797,988.43
	ii	Principal Collections from Guarantor		3,062,531.21		566,135.02		0.00
	iii	Principal Reimbursements		146,685.25		145,817.36		28,452.04
	iv	Other System Adjustments		0.00		0.00		0.00

	v	Total Principal Collections		$17,523,850.79		$11,887,187.92		$4,826,440.47
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments		$61,417.23		$2,170.47		$8,622.18
	ii	Capitalized Interest		(5,673,005.37)		(6,829,519.32)		(1,901,251.42)

	iii	Total Non-Cash Principal Activity	$	(5,611,588.14)	$	(6,827,348.85)	$	(1,892,629.24)

	Student Loan Principal Purchases			$0.00		$0.00	$	(2,700,855.91)

(-)	Total Student Loan Principal Activity			$11,912,262.65		$5,059,839.07		$232,955.32

	Student Loan Interest Activity
	i	Regular Interest Collections		$3,451,379.17		$3,497,262.54		$1,203,693.39
	ii	Interest Claims Received from Guarantors		177,045.15		9,746.51		0.00
	iii	Collection Fees/Returned Items		3,083.00		2,929.20		1,482.17
	iv	Late Fee Reimbursements		107,490.78		97,025.80		36,317.09
	v	Interest Reimbursements		3,946.91		3,206.02		998.79
	vi	Other System Adjustments		0.00		0.00		0.00
	vii	Special Allowance Payments		(408.56)		(275.35)		0.00
	viii	Subsidy Payments		4,954,245.06		1,908,321.27		0.00

	ix	Total Interest Collections		$8,696,781.51		$5,518,215.99		$1,242,491.44

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment		$1,340.92	$	(381.80)		$691.46
	ii	Capitalized Interest		5,673,005.37		6,829,519.32		1,901,251.42

	iii	Total Non-Cash Interest Adjustments		$5,674,346.29		$6,829,137.52		$1,901,942.88

	Student Loan Interest Purchases			$0.00		$0.00	$	(43,596.67)

	Total Student Loan Interest Activity			$14,371,127.80		$12,347,353.51		$3,100,837.65

(=)	Ending Student Loan Portfolio Balance			$952,051,024.97		$963,963,287.62		$969,023,126.69

(+)	Interest to be Capitalized			$30,975,129.77		$29,626,063.95		$28,822,355.53

(=)	TOTAL POOL			$983,026,154.74		$993,589,351.57		$997,845,482.22

(+)	Capitalized Interest			$18,000,000.00		$18,000,000.00		$18,000,000.00

(+)	Reserve Account Balance			$2,457,565.39		$2,483,973.38		$2,494,613.71

(=)	Total Adjusted Pool			$1,003,483,720.13		$1,014,073,324.95		$1,018,340,095.93

XIII. 2008-3	Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Apr-08	$ 997,845,482	1.36%

Jul-08	$ 993,589,352	0.83%

Oct-08	$ 983,026,155	1.17%
* Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.